Financial Assets at Fair Value Through Other Comprehensive Income - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($) Bonds	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Financial assets at fair value through other comprehensive income [line items]
Corporate bonds amount	$ 5,677,922	$ 173,160	$ 6,162,467
Unsecured cumulative subordinate corporate bonds [member]
Financial assets at fair value through other comprehensive income [line items]
Corporate bonds amount	$ 1,000	$ 31
Number of bonds acquired	1,000
Corporate bonds annual interest rate	3.50%	3.50%
Effective interest rate	3.20%	3.20%